Debt, Derivatives and Royalty certificates liabilities - Maturity of long term debt and of short term borrowings and debt (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings and related derivatives	€ 51,234
Derivatives	119,385
Accrued interest payable on loans	5,855
Lease liabilities	2,771
Royalty certificates liabilities	51,645	€ 29,207	€ 6,327
Total Debt	230,890	181,250	54,082	€ 44,390
Less than 1 year
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings and related derivatives	29,836	3,275	2,928
Derivatives		73,400
Accrued interest payable on loans	436	73	82
Lease liabilities	2,036	2,520	2,298
Total Debt	32,309	79,268	5,308
Between 1 and 3 years
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings and related derivatives	19,840	39,252	4,872
Derivatives	119,385	24,315
Accrued interest payable on loans	5,418	4,404
Lease liabilities	735	2,135	4,267
Royalty certificates liabilities	2,643
Total Debt	148,021	70,105	9,140
Between 3 and 5 years
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings and related derivatives	1,558	2,002	17,848
Derivatives			10,265
Accrued interest payable on loans			3,636
Royalty certificates liabilities	11,888
Total Debt	13,445	2,002	31,749
More than 5 years
Debt, Derivatives and Royalty certificates liabilities
Bank borrowings and related derivatives		668	1,558
Royalty certificates liabilities	37,115	29,207	6,327
Total Debt	€ 37,115	€ 29,875	€ 7,885